Employee Benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Remeasurements
Total recognized in other comprehensive income	₨ (46,751.0)	$ (717.3)	₨ 78,045.0	₨ (49,062.3)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	51.3	0.8	25.4	19.3
Actuarial (gains)/losses arising from changes in financial assumptions	(1.4)		(156.5)	(653.2)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	147.0	2.3	(195.3)	(40.9)
Actuarial (gains)/losses arising from changes in demographic assumptions				33.1
Total recognized in other comprehensive income	196.9	3.1	(326.4)	(641.7)
Total recognized in income statement and statement of other comprehensive income	₨ 647.0	$ 9.9	₨ 167.4	₨ (62.7)